Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of Breakdown for Intangible Assets
The following table provides a breakdown for intangible assets:

(€ thousands)	Goodwill	Brands with an indefinite useful life	Concessions, licenses, trademarks and patents	Other intangible assets	Intangible assets in progress	Total
Historical cost at January 1, 2022	227,230	158,864	45,003	126,661	4,181	561,939
Additions	—	—	1,620	23,474	164	25,258
Disposals	—	—	(3,164)	(4,651)	(3,199)	(11,014)
Exchange differences	12,479	9,830	82	518	—	22,909
Other movements and reclassifications	—	—	(1,202)	1,202	—	—
Balance at December 31, 2022	239,709	168,694	42,339	147,204	1,146	599,092
Additions	—	—	1,777	21,598	633	24,008
Disposals	—	—	(369)	(431)	(166)	(966)
Business combinations	23,966	—	99,295	3,520	305	127,086
Exchange differences	(7,405)	(5,862)	(765)	(851)	(43)	(14,926)
Other movements and reclassifications	—	—	1,644	(1,000)	(1,769)	(1,125)
Balance at December 31, 2023	256,270	162,832	143,921	170,040	106	733,169

Accumulated amortization at January 1, 2022	—	—	(39,132)	(97,587)	—	(136,719)
Amortization	—	—	(1,457)	(10,926)	—	(12,383)
Disposals	—	—	2,761	4,122	—	6,883
Impairment	—	—	1	(27)	—	(26)
Exchange differences	—	—	838	(1,777)	—	(939)
Balance at December 31, 2022	—	—	(36,989)	(106,195)	—	(143,184)
Amortization	—	—	(3,963)	(15,190)	—	(19,153)
Disposals	—	—	369	413	—	782
Impairment	—	—	—	(35)	—	(35)
Exchange differences	—	—	164	531	—	695
Other movements and reclassifications	—	—	(929)	929	—	—
Balance at December 31, 2023	—	—	(41,348)	(119,547)	—	(160,895)
Carrying amount at:
January 1, 2022	227,230	158,864	5,871	29,074	4,181	425,220
December 31, 2022	239,709	168,694	5,350	41,009	1,146	455,908
December 31, 2023	256,270	162,832	102,573	50,493	106	572,274

Schedule of Goodwill Originated on Acquisitions made by the Group
Goodwill originated on acquisitions made by the Group and brands with an indefinite useful life that are acquired separately are attributable to the following operating segments:

	At December 31,
(€ thousands)	2023	2022
ZEGNA	25,568	25,568
Thom Browne	393,534	382,835
Total goodwill and brands with an indefinite useful life	419,102	408,403

Schedule of Sensitivity Oof the Impairment Testing to Reasonably Possible Changes in Both Assumptions
The following tables detail the sensitivity of the impairment testing to reasonably possible changes in both assumptions, for those CGUs that have significant goodwill and brands with an indefinite useful life allocated to them.

2023
		Existing assumption			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	WACC (bps)	Growth rate (bps)	EBITDA CAGR (%) vs. 2023	WACC +100 bps	Growth rate -50 bps	EBITDA -500 bps
CGU Thom Browne Group (*)	484	881	300	+15.9%	317	403	405
CGU Thom Browne Korea Ltd.	31	905	300	n.a.	22	27	25
CGU Gruppo Dondi S.p.A.	51	955	300	+15.5%	39	45	46
CGU Bonotto S.p.A.	6	955	300	-9.5%	3	5	5
CGU In.Co. S.p.A.	39	955	300	+11.2%	20	30	30
CGU Tessitura Ubertino S.r.l.	20	955	300	-2.8%	16	18	18
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(*) Excluding the Thom Browne business in South Korea, which is part of the CGU Thom Browne Korea Ltd.

2022
		Existing assumption			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	WACC (bps)	Growth rate (bps)	EBITDA CAGR (%) vs. 2022	WACC +100 bps	Growth rate -50 bps	EBITDA -500 bps
CGU Thom Browne Group	454	841	300	+20.8%	362	372	381
CGU Gruppo Dondi S.p.A.	66	878	300	+7.0%	52	59	61
CGU Bonotto S.p.A.	3	878	300	-1.0%	0	2	2
CGU In.Co. S.p.A.	110	878	300	+2.2%	85	98	98
CGU Tessitura Ubertino S.r.l.	22	878	300	+6.6%	18	20	21